Additional financial information - Changes in liabilities arising from financing activities (Details) - Long-term debt - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in liabilities arising from financing activities
Beginning of year	$ 964	$ 1,148	$ 1,766
Issued or received	1,161	411	71
Redemptions, repayments or payments	(613)	(690)	(765)
Foreign exchange movement	9	(7)	(3)
Other	229	102	79
End of year	1,750	964	1,148
Credit facility
Changes in liabilities arising from financing activities
Beginning of year	742	941	1,568
Issued or received	1,161	411	71
Redemptions, repayments or payments	(440)	(610)	(698)
Foreign exchange movement	0	0	0
Other	0	0	0
End of year	1,463	742	941
Debt assumed from acquisitions
Changes in liabilities arising from financing activities
Beginning of year	0
Issued or received	0
Redemptions, repayments or payments	(89)
Foreign exchange movement	0
Other	89
End of year	0	0
Lease liabilities
Changes in liabilities arising from financing activities
Beginning of year	236	215	209
Issued or received	0	0	0
Redemptions, repayments or payments	(84)	(72)	(67)
Foreign exchange movement	9	(7)	(3)
Other	137	100	76
End of year	298	236	215
Deferred debt transaction costs
Changes in liabilities arising from financing activities
Beginning of year	(14)	(8)	(11)
Issued or received	0	0	0
Redemptions, repayments or payments	0	(8)	0
Foreign exchange movement	0	0	0
Other	3	2	3
End of year	$ (11)	$ (14)	$ (8)